Average Annual Total Returns{- Franklin Focused Growth Fund} - Franklin Custodian Funds-31 - Franklin Focused Growth Fund	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Since Inception	Advisor Class After Taxes on Distributions Past 1 year	Advisor Class After Taxes on Distributions Since Inception	Advisor Class After Taxes on Distributions and Sales Past 1 year	Advisor Class After Taxes on Distributions and Sales Since Inception	Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	56.18%	26.25%	55.88%	25.77%	33.43%	21.56%	38.49%	22.15%